Capital stock (Tables)	12 Months Ended
Dec. 31, 2020
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Movement of Ordinary Shares Issued
Movements in the number of the Company’s ordinary shares outstanding are as follows:

	2018	2019	2020
	in thousands	in thousands	in thousands
January 1	856,059	727,265	727,240
Restricted shares – cancelled	(349)	(25)	—
Restricted shares – uncancelled	(23)	—	—
Capital reduction	(128,422)	—	—

December 31	727,265	727,240	727,240

Movement of Treasury Stock
On March 7, 2019 and August 6, 2019, the Company’s Board of Directors approved the cancellation of treasury stock 25,570 thousand shares amounted to NT$962,503 thousand. As of December 31, 2019, all of the Company’s treasury stocks were cancelled. As of December 31, 2018, the reasons for share repurchases and movements in the number of the Company’s treasury stock is as follows:

	2018
	Shares	Amount
	in thousands	NT$000
January 1	30,085	1,007,654
Capital reduction	(4,515)	(45,151)

December 31	25,570	962,503